September 1, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust, formerly known as the Alpha Architect ETF Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961
Bushido Capital US Equity ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Bushido Capital US Equity ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A, filed on August 3, 2023.

If you have any questions or require further information, please contact Tina Bloom at (513) 708-6391 or Tina.Bloom@Practus.com.

Sincerely,

/s/ Tina H. Bloom

Tina H. Bloom

TINA H. BLOOM ● PARTNER
11300 Tomahawk Creek Parkway, Suite 310 ● Leawood, KS 66211 ● p: 513.708.6391
Practus, LLP ● Tina.Bloom@Practus.com ● Practus.com